Income Taxes - Deferred Tax Assets and Liabilities by Balance Sheet Location (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax [Line Items]
Total deferred tax assets (non-current)	$ 396	$ 319
Total deferred tax liabilities (non-current)	(281)	(233)
Net deferred tax assets	115	86
Other assets
Deferred Tax [Line Items]
Total deferred tax assets (non-current)	224	95
Deferred tax liability and other long-term liabilities
Deferred Tax [Line Items]
Total deferred tax liabilities (non-current)	$ (109)	$ (9)